Other liability (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Liabilities

	Year ended December 31
	2018	2019
At beginning of year	—	34
Interest accretion	—	10
Arising during the year	34	—

At December 31	34	44